[LOGO OMITTED] December 7, 2010 Via EDGAR System
ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE, SUITE 3800
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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
072603-0103

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	FMI Funds, Inc.
File Nos. 333-12745 and 811-07831

Ladies and Gentlemen:

On behalf of FMI Funds, Inc. (the “Company”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 18 to Form N-1A Registration Statement, including exhibits, which has been marked to show the changes in the Registration Statement effected by Post-Effective Amendment No. 18 to Post-Effective Amendment No. 17 (“PEA No. 17”).

Post-Effective Amendment No. 18 is being filed to (1) designate December 31, 2010 as the new effective date for PEA No. 17 and (2) respond to the staff’s comments on PEA No. 17 and to make other minor clarifying, updating and stylistic changes.  The Company has designated on the facing sheet of Post-Effective Amendment No. 18 that such Post-Effective Amendment become effective on December 31, 2010, pursuant to Rule 485(b).  As required by Rule 485(b)(4), the required representations have been made by certification on the signature page to Post-Effective Amendment No. 18.  Pursuant to Rule 485(b)(4) the undersigned, counsel for the Company, represents that Post-Effective Amendment No. 18 to the Form N-1A Registration Statement of the Company does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Enclosures

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SHANGHAI	SILICON VALLEY TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.